CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	CONCORD ACQUISITION CORP III Class A common stock Common Stock	CONCORD ACQUISITION CORP III Class B common stock Common Stock	CONCORD ACQUISITION CORP III Additional Paid-in Capital	CONCORD ACQUISITION CORP III Accumulated Deficit	CONCORD ACQUISITION CORP III	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as at beginning at Dec. 31, 2021		$ 863		$ (34,576,312)	$ (34,575,449)	$ 13,000	$ 13,682,000	$ (498,536,000)	$ (488,286,000)
Balance at the beginning (in shares) at Dec. 31, 2021		8,625,000			34,500,000
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Excise tax payable attributable to redemption of common stock					$ 0
Increase in redemption value of shares subject to possible redemption				(3,743,935)	(3,743,935)			(2,237,000)	(2,237,000)
Net income (loss)				24,256,284	24,256,284			(26,412,000)	(26,412,000)
Balance as at end at Dec. 31, 2022		$ 863		(14,063,963)	$ (14,063,100)	128,000	433,990,000	(527,185,000)	(94,929,000)
Balance at the end (in shares) at Dec. 31, 2022		8,625,000			34,500,000
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Contribution - non-redemption agreements			$ 6,981,310		$ 6,981,310
Fair value of shareholder non-redemption agreements			$ (6,981,310)		(6,981,310)
Excise tax payable attributable to redemption of common stock				(3,184,272)	(3,184,272)
Conversion of Class B common stock to Class A common stock	$ 863	$ (863)
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999	(8,624,999)
Partial waiver of deferred underwriters' commission				6,618,747	6,618,747
Extinguishment of debt				3,343,000	3,343,000
Increase in redemption value of shares subject to possible redemption				(5,209,575)	(5,209,575)				0
Net income (loss)				(1,995,754)	(1,995,754)			(22,469,000)	(22,469,000)
Balance as at end at Dec. 31, 2023	$ 863			$ (14,491,817)	$ (14,490,954)	$ 129,000	$ 435,626,000	$ (549,654,000)	$ (115,437,000)
Balance at the end (in shares) at Dec. 31, 2023	8,624,999	1			3,941,361